FAIR VALUE MEASUREMENTS (Basis of Fair Value Measurements on a Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
U.S. government and municipalities [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 0	[1],[2]	$ 0	[1],[2]
Corporate Debt Securities [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	[1]	0	[1]
Equity Securities [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	556	[1]	483	[1]
Quoted Prices in Active Markets for Identical Items (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis [Line Items]
Interest in trade accounts receivable conduits	0	[3]
Foreign currency	0	[4]	0	[4]
Commodities	12	[4]	28	[4]
Assets, Fair Value Disclosure	568		511
Foreign currency	0	[4]	0	[4]
Commodities	7	[4]	24	[4]
Liabilities, Fair Value Disclosure	7		24
U.S. government and municipalities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	641	[1],[2]	697	[1],[2]
Corporate Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	831	[1]	922	[1]
Equity Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	36	[1]	34	[1]
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis [Line Items]
Interest in trade accounts receivable conduits	0	[3]
Foreign currency	86	[4]	129	[4]
Commodities	18	[4]	4	[4]
Assets, Fair Value Disclosure	1,612		1,786
Foreign currency	84	[4]	68	[4]
Commodities	17	[4]	18	[4]
Liabilities, Fair Value Disclosure	101		86
U.S. government and municipalities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	[1],[2]
Corporate Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	[1]
Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	[1]
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis [Line Items]
Interest in trade accounts receivable conduits	1,267	[3]
Foreign currency	0	[4]
Commodities	0	[4]
Assets, Fair Value Disclosure	1,267
Foreign currency	0	[4]
Commodities	0	[4]
Liabilities, Fair Value Disclosure	0
U.S. government and municipalities [Member] | Netting and Collateral [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	[1],[2],[5]	0	[1],[2],[5]
Corporate Debt Securities [Member] | Netting and Collateral [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	[1],[5]	0	[1],[5]
Equity Securities [Member] | Netting and Collateral [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	[1],[5]	0	[1],[5]
Netting and Collateral [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis [Line Items]
Interest in trade accounts receivable conduits	0	[3],[5]
Foreign currency	(46)	[4],[5]	(48)	[4],[5]
Commodities	(16)	[4],[5]	(27)	[4],[5]
Assets, Fair Value Disclosure	(62)	[5]	(75)	[5]
Foreign currency	(46)	[4],[5]	(48)	[4],[5]
Commodities	(20)	[4],[5]	(24)	[4],[5]
Liabilities, Fair Value Disclosure	(66)	[5]	(72)	[5]
U.S. government and municipalities [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	641	[1],[2]	697	[1],[2]
Corporate Debt Securities [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	831	[1]	922	[1]
Equity Securities [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	592	[1]	517	[1]
Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis [Line Items]
Interest in trade accounts receivable conduits	1,267	[3]
Foreign currency	40	[4]	81	[4]
Commodities	14	[4]	5	[4]
Assets, Fair Value Disclosure	3,385		2,222
Foreign currency	38	[4]	20	[4]
Commodities	4	[4]	18	[4]
Liabilities, Fair Value Disclosure	$ 42		$ 38

[1]	The Company’s investments in equity and debt securities are primarily classified as available-for-sale and are included in “Other investments” in the consolidated balance sheets.
[2]	U.S. Treasury obligations, U.S. agency obligations, agency mortgage-backed securities and other municipalities’ obligations.
[3]	Included in “Accounts and notes receivable – Other” in the consolidated balance sheets. See Note O for additional information on transfers of financial assets.
[4]	See Note J for the classification of derivatives in the consolidated balance sheets.
[5]	Cash collateral is classified as “Accounts and notes receivable – Other” in the consolidated balance sheets. Amounts represent the estimated net settlement amount when applying netting and set-off rights included in master netting arrangements between the Company and its counterparties and the payable or receivable for cash collateral held or placed with the same counterparty.